SCHEDULE OF OTHER RECEIVABLES (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Receivables [Abstract]
Interest receivable	$ 750
Others	54,990	105,149
Total	$ 55,740	$ 105,149